Income Taxes - Reconciliations of Income Tax Rate and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net income before taxes	$ 53,283	$ 78,786	$ 19,835
Net income not subject to taxes	(19,706)	12,601	(72,469)
Net income subject to taxes	72,989	66,185	92,304
At applicable statutory tax rates	12,972	14,527	12,484
Permanent differences	(13,277)	387	(4,677)
Adjustments related to currency differences	(1,869)	(1,060)	3,349
Valuation allowance	10,982	(35,211)	(8,977)
Tax expense (recovery) related to current year	$ 8,808	$ (21,357)	$ 2,179